Filed electronically with the Securities and Exchange
                        Commission on February 11, 1997


                                                            File No. 2-36238
                                                            File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ------
         Post-Effective Amendment No.   44
                                      ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     28
                         ------

                            Scudder Securities Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                Two International Place, Boston, MA      02110-4103
             -----------------------------------------   ----------
              (Address of Principal Executive Offices)   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                ------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------
             X     on February ___, 1997 pursuant to paragraph (b)
          --------
                   60 days after filing pursuant to paragraph (a)(i)
          --------
                   on _______________ pursuant to paragraph (a)(i)
          --------
                   75 days after filing pursuant to paragraph (a)(ii)
          --------
                   on _______________ pursuant to paragraph (a)(ii) of Rule 485.
          --------

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on August 28, 1996.

                            SCUDDER DEVELOPMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------
1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion      NOT APPLICABLE
             of Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or                EXCHANGES AND REDEMPTIONS
             Repurchase                   TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings

                            Cross Reference - Page 1

PART B
------
                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices           Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption         PURCHASES
             and Pricing of Securities    EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS

                            Cross Reference - Page 2

                        SCUDDER SMALL COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------
1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          FINANCIAL HIGHLIGHTS
             Information

4.           General Description of       INVESTMENT OBJECTIVES AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND
                                           INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                          A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion      NOT APPLICABLE
             of Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or                EXCHANGES AND REDEMPTIONS
             Repurchase                   TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings

                            Cross Reference - Page 3

PART B
------
                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives and    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
                                           turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices           Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption and     PURCHASES
             Pricing of Securities        EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                             SCUDDER MICRO CAP FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------
1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption or                EXCHANGES AND REDEMPTIONS
             Repurchase                   TRANSACTION INFORMATION--Redeeming shares, Tax
                                           identification number, Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings

                            Cross Reference - Page 5

PART B
------
                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives        THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             and Policies                 PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
                                           turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices           Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption         PURCHASES
             and Pricing of Securities    EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS

                            Cross Reference - Page 6

                        SCUDDER 21ST CENTURY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                 Prospectus Caption
--------     ------------                 ------------------
1.           Cover Page                   COVER PAGE

2.           Synopsis                     EXPENSE INFORMATION

3.           Condensed Financial          NOT APPLICABLE
             Information

4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
             Registrant                   WHY INVEST IN THE FUND?
                                          ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                          FUND ORGANIZATION

5.           Management of the Fund       A MESSAGE FROM SCUDDER'S CHAIRMAN
                                          FUND ORGANIZATION--Investment adviser, Transfer agent
                                          SHAREHOLDER BENEFITS--A team approach to investing
                                          TRUSTEES AND OFFICERS

5A.          Management's Discussion of   NOT APPLICABLE
             Fund Performance

6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
             Securities                    and capital gains distributions
                                          FUND ORGANIZATION
                                          TRANSACTION INFORMATION--Tax information
                                          SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                           Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                          HOW TO CONTACT SCUDDER

7.           Purchase of Securities       FUND ORGANIZATION--Underwriter
             Being Offered                PURCHASES
                                          TRANSACTION INFORMATION--Purchasing shares, Share price,
                                           Processing time, Minimum balances, Third party transactions
                                          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                          SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                          INVESTMENT PRODUCTS AND SERVICES

8.           Redemption                   EXCHANGES AND REDEMPTIONS
             or Repurchase                TRANSACTION INFORMATION--Redeeming shares, Tax identification number,
                                           Minimum balances

9.           Pending Legal                NOT APPLICABLE
             Proceedings

                            Cross Reference - Page 7

PART B
------
                                          Caption in Statement of
Item No.     Item Caption                 Additional Information
--------     ------------                 ----------------------

10.          Cover Page                   COVER PAGE

11.          Table of Contents            TABLE OF CONTENTS

12.          General Information and      FUND ORGANIZATION
             History

13.          Investment Objectives        THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             and Policies                 PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                           Portfolio turnover


14.          Management of the Fund       INVESTMENT ADVISER
                                          TRUSTEES AND OFFICERS
                                          REMUNERATION

15.          Control Persons and          TRUSTEES AND OFFICERS
             Principal Holders of
             Securities

16.          Investment Advisory and      INVESTMENT ADVISER
             Other Services               DISTRIBUTOR
                                          ADDITIONAL INFORMATION--Experts, Other Information

17.          Brokerage Allocation         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
             and Other Practices           Turnover

18.          Capital Stock and            FUND ORGANIZATION
             Other Securities             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.          Purchase, Redemption         PURCHASES
             and Pricing of Securities    EXCHANGES AND REDEMPTIONS
             Being Offered                FEATURES AND SERVICES OFFERED BY THE FUND--Dividend
                                           and Capital Gain Distribution Options
                                          SPECIAL PLAN ACCOUNTS
                                          NET ASSET VALUE

20.          Tax Status                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                          TAXES

21.          Underwriters                 DISTRIBUTOR

22.          Calculation of               PERFORMANCE INFORMATION
             Performance Data

23.          Financial Statements         FINANCIAL STATEMENTS


                            Cross Reference - Page 8

               Part A (the Prospectus for Scudder Micro Cap Fund)
               --------------------------------------------------

Part A of this Post-Effective Amendment No. 44 to the Registration Statement is incorporated by reference in its entirety to the Scudder Securities Trust's current Post-Effective Amendment No. 40 on Form N-1A filed on August 12, 1996 and to its definitive Rule 497(c) filing on August 20, 1996.

Scudder Micro Cap Fund
Supplement to Prospectus
Dated August 12, 1996

The following table is to be inserted after the section entitled "Expense information" on page 2.


  The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

  If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                  For the Period
                                                                 August 12, 1996
                                                                 (commencement)
                                                                of operations)to
                                                                 August 31, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of period ...........................  $  12.00
                                                                  -------------
Income from investment operations: .............................       .01
Net investment income
Net realized and unrealized gain on investments ................       .06
                                                                  -------------
Net asset value, end of period .................................  $  12.07
--------------------------------------------------------------------------------
TOTAL RETURN (%) (b) ...........................................       .58(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .........................         8
Ratio of operating expenses, net to average daily
  net assets (%) ...............................................      1.75*
Ratio of operating expenses before expense reductions,
  to average daily net assets (%) ..............................     22.06*

Ratio of net investment income to average daily net assets (%) .      2.58*
Portfolio turnover rate (%) ....................................      None
Average commission rate paid ...................................  $  .0323

(a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
(b)  Total return is higher due to maintenance of the Fund's expenses.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized



February 7, 1997                                                    PS335-2A-27
                                                                        MIS48PS
                                                                       SU480297

Part B (the Statement of Additional Information for Scudder Micro Cap Fund)
---------------------------------------------------------------------------

Part B of this Post-Effective Amendment No. 44 to the Registration Statement is incorporated by reference in its entirety to the Scudder Securities Trust's current Post-Effective Amendment No. 40 on Form N-1A filed on August 12, 1996 and to its definitive Rule 497(c) filing on August 20, 1996.

                            SCUDDER SECURITIES TRUST

        Supplement to the Statement of Additional Information dated August 12, 1996.

The following text replaces the text under "Financial Statements" on page 47.


                              FINANCIAL STATEMENTS

         The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders dated August 31, 1996, and are hereby deemed to be part of the Statement of Additional Information.


February 7, 1997

Scudder
Micro Cap
Fund

Annual Report
August 31, 1996

Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

Table of Contents

3       Letter from the Fund's President
4       Portfolio Summary
5       Portfolio Management Discussion
7       Investment Portfolio
16      Financial Statements
19      Financial Highlights
20      Notes to Financial Statements
23      Report of Independent Accountants
25      Officers and Trustees
26      Investment Products and Services
27      How to Contact Scudder


                              2-Scudder Micro Cap Fund

                        Letter From the Fund's President
Dear Shareholders,

     We are pleased to welcome you as an investor in Scudder Micro Cap Fund, and to present the first annual report for the Fund, covering the abbreviated fiscal year which began with the commencement of operations on August 12, 1996 and ended August 31, 1996. Going forward, you can expect to receive semiannual updates on the Fund's investments and strategy, with the next report covering the six-month period ending February 28, 1997.

     In the few weeks since the Fund's inception, the U.S. stock market has shown signs of resuming its upward trend, following several months of volatility as investors reacted to mixed signals on the economy, interest rates, and inflation. Small stocks in particular, whose recent performance had lagged the overall market, rebounded in August. In this current market environment, Scudder Micro Cap Fund has begun to implement its disciplined approach to uncovering promising stocks from among America's smallest public companies.

     For those of you who like to stay informed about new funds offered by Scudder, we introduced two new equity funds in September. Scudder Classic Growth Fund seeks long-term capital appreciation with a higher degree of principal stability than the average growth fund. Scudder 21st Century Growth Fund takes a more aggressive approach, focusing primarily on emerging growth companies with the potential to benefit from the rapidly changing industrial and economic landscape. For more information on these and other Scudder Fund products and services, please turn to page 26.

     Thank you for your interest and investment in Scudder Micro Cap Fund. Please do not hesitate to contact Investor Relations at 1-800-225-2470 with any questions regarding your account.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Micro Cap Fund


                              3-Scudder Micro Cap Fund

PORTFOLIO SUMMARY as of August 31, 1996


-----------------------------
ASSET ALLOCATION
-----------------------------
Common Stocks             55%
Cash Equivalents          45%
-----------------------------
                        100%
=============================

The Fund's cash position is temporary and will be reduced as the management team invests incoming assets.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-----------------------------
SECTOR DIVERSIFICATION
(Excludes 45% Cash Equivalents)
-----------------------------
Financial                 23%
Consumer Discretionary    13%
Manufacturing             13%
Service Industries         9%
Construction               8%
Technology                 7%
Consumer Staples           6%
Health                     5%
Durables                   4%
Other                      12%
-----------------------------
                          100%
=============================

The Fund's value-orientation has led significant positions in the financial, consumer discretionary, and manufacturing groups.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.


-----------------------------
TOP 10 HOLDINGS
-----------------------------
DUCOMMUN, INC.
Manufacturer of components and sub-assemblies for areospace and wireless telecommunications industries

ACETO CORP.
Manufacturer of industrial chemicals

MERCHANTS BANCORP, INC.
Commercial bank holding company

UPPER PENINSULAR ENERGY CORP.
Electric utility holding company

COLUMBIA BANKING SYSTEM, INC.
Bank holding company

CENTNNIAL BANCORP
Bank holding company

URS CORP
Infrasturcture projects involving transportation, pollution control, water resources, hazardous waste management

STERLING BANCORP
Commercial bank holding company

ADVEST GROUP, INC.
Provider of banking and financial services

HUDSON GENERAL CORP.
Provider of baggage and freight handling and other aviation services


A number of top holdings are in the banking industry.



For more complete details about the Fund's Investment Portfolio, see page 7.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.
-------------------------------------------------------------------------------
                             4 - Scudder Micro Cap Fund

Dear Shareholders,

Scudder Micro Cap Fund began operations on August 12, 1996. In the brief time between its inception and the end of August, the Fund's net asset value per share increased by .058% from $12.00 to $12.07.

Scudder Micro Cap Fund seeks long-term capital appreciation by investing in America's smallest publicly traded stocks, known as micro-cap stocks. While most equity mutual funds invest primarily among the 3,000 largest U.S. companies, there are more than 7,000 companies traded on the leading national exchanges. The Fund's investment universe is composed of those domestic issuers smaller than the 3,000 largest U.S. companies, or those whose stock market values are currently below $175 million. While generally more volatile than larger company stocks, stocks from this segment of the market are issued by many promising companies not closely followed by the investment community.

In pursuing growth from micro-cap stocks, the Fund utilizes a disciplined process designed to identify stocks selling at prices that do not reflect the long-term investment value of the underlying companies. We systematically compare thousands of micro-cap stocks based on a proprietary model that incorporates data on valuation, earnings, and financial stability. We then employ further analysis to select portfolio holdings from among those stocks that we have ranked highest and view as having overall acceptable risk. Our goal is to build a diversified portfolio of reasonably priced micro cap companies that offer prospects for superior capital appreciation.

At the end of August, Fund portfolio assets totaled $8.06 million, including 214 equity holdings of U.S. companies, ranging in size (value of shares outstanding) from $10 to $121 million. The Fund's median market capitalization was $41 million. This compares to a $325 million median market capitalization for the Russell 2000 Index of Small Companies and nearly $5 billion for the typical S&P 500 company. The most significant portfolio weightings were in the financial, consumer discretionary, manufacturing, and technology groups. The Fund's large cash position (45% of assets) is temporary, reflecting the fact that, as a new fund, its cash flows have been relatively high as a percent of total assets and take time to invest.

                              5-Scudder Micro Cap Fund

In the weeks since its inception, Scudder Micro Cap Fund has begun to implement its disciplined approach to investing in the smallest stocks in the U.S. stock market. We believe the Fund, with its focus on uncovering promising micro cap stocks selling at reasonable valuations, is appropriate for long-term investors seeking growth from this often overlooked segment of the stock market.



Sincerely,
Your Portfolio Management Team

/S/James M. Eysenbach            /s/Philip S. Fortuna
James M. Eysenbach               Philip S. Fortuna


                             Scudder Micro Cap Fund:
                          A Team Approach to Investing

Scudder Micro Cap Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

James M. Eysenbach, Lead Portfolio Manager, joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. Mr. Eysenbach has more than nine years investment research and management experience. Philip S. Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994. Officers and Trustees

                              6-Scudder Micro Cap

                   Investment Portfolio as of August 31, 1996

                                                         Principal      Market
                                                         Amount ($)    Value ($)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 2.1%
--------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and
  Trust Company dated 8/30/96 at 5.23%, to be
  repurchased at $166,096 on 9/3/96,
  collateralized by a $170,000 U.S. Treasury
  Note, 6.125%, 5/15/98 (Cost $166,000) ..............      166,000      166,000
                                                                      ----------
SHORT TERM NOTES 43.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.16%, 9/3/96 ......    1,750,000    1,749,498

Student Loan Marketing Association, 5.18%, 9/3/96 ....    1,750,000    1,749,496

--------------------------------------------------------------------------------
Total Short Term Notes (Cost $3,498,994) .............                 3,498,994
--------------------------------------------------------------------------------

                                                            Shares
--------------------------------------------------------------------------------

COMMON STOCKS 54.5%
--------------------------------------------------------------------------------
Consumer Discretionary 7.3%

Apparel & Shoes 0.6%

Hyde Athletic Industries, Inc. "B"* ..................        3,700       19,888

Michael Anthony Jewelers, Inc.* ......................        1,200        3,600

Pubco Corp.* .........................................        3,400       26,775
                                                                      ----------
                                                                          50,263
                                                                      ----------
Department & Chain Stores 1.1%

Drug Emporium, Inc.* .................................        5,200       21,613

Duckwall-ALCO Stores, Inc.* ..........................        2,100       28,875

Fred's, Inc. "A" .....................................        3,000       28,500

Harold's Stores, Inc.* ...............................          400        5,700
                                                                      ----------
                                                                          84,688
                                                                      ----------
Home Furnishings 1.5%

Ameriwood Industries International Corp.* ............        3,100       22,475

Baldwin Piano & Organ Co.* ...........................        1,900       28,975

National Picture & Frame Co.* ........................        3,400       36,550

Seaman Furniture Co.* ................................        1,700       32,300
                                                                      ----------
                                                                         120,300
                                                                      ----------
Hotels & Casinos 0.4%

Amerihost Properties, Inc.* ..........................        1,000        8,000

International Thoroughbred Breeders, Inc.* ...........        1,000        3,625

Sonesta International Hotels Corp. "A" ...............        2,400       22,800
                                                                      ----------
                                                                          34,425
                                                                      ----------
Recreational Products 0.9%

ERO, Inc.* ...........................................        6,300       29,138

Equity Marketing Inc.* ...............................        1,700       22,738


    The accompanying notes are an integral part of the financial statements.

                           7 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Escalade, Inc.* ......................................        1,900       16,031

Foundation Powerboat Industries, Inc.* ...............          500        6,000
                                                                      ----------
                                                                          73,907
                                                                      ----------
Restaurants 0.6%

Benihana, Inc. "A"* ..................................        2,200       21,725

El Chico Restaurants, Inc.* ..........................        1,700       13,175

Skyline Chili, Inc.* .................................        3,700       14,338
                                                                      ----------
                                                                          49,238
                                                                      ----------
Specialty Retail 2.2%

Amplicon, Inc. .......................................          200        3,750

Bell Microproducts, Inc.* ............................        3,700       29,138

Brookstone, Inc. .....................................        2,900       31,538

D.I.Y. Home Warehouse, Inc.* .........................        3,300       16,913

Natural Wonders, Inc.* ...............................        4,100       19,731

Rent-Way, Inc. .......................................        2,300       31,625

S & K Famous Brands, Inc.* ...........................        3,300       27,225

Transnet Corp.* ......................................        7,500       15,938
                                                                      ----------
                                                                         175,858
                                                                      ----------
Consumer Staples 3.0%

Food & Beverage 1.9%

Chock Full O'Nuts Corp. ..............................        6,300       31,500

Foodarama Supermarkets, Inc.* ........................          600       10,538

Hain Food Group, Inc.* ...............................        4,900       17,150

Schultz Sav-O Stores, Inc. ...........................        2,800       37,100

Seaway Food Town, Inc. ...............................        1,700       30,600

Suprema Specialties, Inc.* ...........................        4,600       24,725
                                                                      ----------
                                                                         151,613
                                                                      ----------
Package Goods/Cosmetics 0.5%

Alfin, Inc.* .........................................        5,700       12,469

Allou Health & Beauty, Inc. "A"* .....................        4,600       25,300
                                                                      ----------
                                                                          37,769
                                                                      ----------
Textiles 0.6%

Premiumwear Inc.* ....................................        1,900       19,713

Worldtex, Inc.* ......................................        5,600       33,600
                                                                      ----------
                                                                          53,313
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

                             8 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Health 2.9%

Biotechnology 0.1%

Synbiotics Corp.* ....................................        3,000       12,188
                                                                      ----------
Health Industry Services 1.1%

Healthcare Services Group, Inc.* .....................        2,900       26,825

SMT Health Services, Inc. ............................        3,300       23,100

Staff Builders, Inc. "A"* ............................        6,500       19,906

Star Multi Care Services, Inc. .......................        2,600       17,550
                                                                      ----------
                                                                          87,381
                                                                      ----------
Hospital Management 0.3%

National Home Health Care Corp. ......................        3,500       21,875
                                                                      ----------

Medical Supply & Specialty 1.4%

Akorn, Inc.* .........................................        7,100       15,975

Colorado Medtech, Inc.* ..............................        4,300       12,363

Luther Medical Products, Inc.* .......................        3,000       12,750

Moore Medical Corp.* .................................        2,200       23,100

National Patent Development Corp.* ...................        2,800       26,250

Osteotech, Inc.* .....................................        2,800       17,850

Trans Leasing International, Inc. ....................        1,400        4,725
                                                                      ----------
                                                                         113,013
                                                                      ----------
Financial 12.7%

Banks 10.5%

Andover Bancorp, Inc. ................................        1,400       35,525

Centennial Bancorp ...................................        3,100       38,750

Center Banks, Inc. ...................................        1,400       18,900

Coastal Bancorp, Inc. ................................          500        9,250

Columbia Banking System, Inc. ........................        2,600       40,300

Community Bankshares, Inc. ...........................          800       14,800

Eastern Bancorp, Inc. ................................        1,800       31,950

FNB Rochester Corp.* .................................        2,300       22,138

Fed One Bancorp ......................................        1,000       14,500

First Citizens Financial Corp. .......................        1,300       21,775

First Essex Bancorp ..................................        2,100       23,363

First Federal Savings Bank of Siouxland ..............        1,000       24,750

First Georgia Holding, Inc. ..........................        3,700       26,825

First Mutual Savings Bank ............................          200        2,700


    The accompanying notes are an integral part of the financial statements.

                             9 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

First Oak Brook Bancshares, Inc. "A" .................        1,700       36,125

First Republic Bancorp, Inc.* ........................        1,700       22,738

Granite State Bankshares, Inc. .......................        1,600       29,200

Haverfield Corp. .....................................        1,500       25,500

Lawrence Savings Bank* ...............................        3,500       21,000

Merchants Bancorp, Inc. ..............................        1,400       42,700

Mid Continent Bancshares, Inc. .......................        1,400       26,775

Midconn Bank .........................................        1,100       21,450

New Milford Bank & Trust Co. .........................        2,200       26,400

Newnan Holdings, Inc. ................................        1,000       21,000

Northrim Bank ........................................        3,100       25,188

PonceBank ............................................        1,700       30,175

Progress Financial Corp. .............................        2,800       18,200

Redwood Empire Bancorp* ..............................        2,900       28,638

SJNB Financial Corp. .................................        1,400       26,600

Sterling Bancorp .....................................        3,300       37,538

Sterling Bancshares, Inc. ............................        1,500       21,375

Tolland Bank* ........................................        1,200       12,375

United Federal Savings Bank ..........................        3,300       23,925

Warren Bancorp, Inc. .................................        1,700       20,613
                                                                      ----------
                                                                         843,041
                                                                      ----------
Insurance 1.0%

Cotton States Life Insurance .........................        2,400       28,200

Penn-America Group, Inc. .............................        2,300       37,375

Seibels Bruce Group, Inc.* ...........................        7,600       15,675
                                                                      ----------
                                                                          81,250
                                                                      ----------
Business Finance 0.5%

Advest Group, Inc.* ..................................        3,800       37,525
                                                                      ----------

Other Financial Companies 0.3%

First Cash, Inc.* ....................................        5,000       25,000
                                                                      ----------

Real Estate 0.4%

Grubb & Ellis Co.* ...................................        3,000       11,625

New Mexico & Arizona Land Co. ........................        1,900       24,700
                                                                      ----------
                                                                          36,325
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

                           10 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Media 0.4%

Broadcasting & Entertainment

Live Entertainment, Inc.* ............................        2,500       10,625

Vaughn Communications, Inc.* .........................        2,000       24,500
                                                                      ----------
                                                                          35,125
                                                                      ----------
Service Industries 5.0%

Environmental Services 1.4%

Air-Cure Technologies, Inc.* .........................        7,200       27,000

GZA GeoEnvironmental Technologies, Inc.* .............        4,300       13,438

Scope Industries, Inc. ...............................          900       35,100

URS Corp.* ...........................................        4,900       37,975
                                                                      ----------
                                                                         113,513
                                                                      ----------
Investment 0.6%

H.D. Vest, Inc.* .....................................        2,900       15,225

Kinnard Investment Inc.* .............................        3,600       18,450

M.H. Meyerson & Co, Inc. .............................        3,400       12,538
                                                                      ----------
                                                                          46,213
                                                                      ----------
Miscellaneous Commercial Services 2.5%

American Physicians Service Group, Inc.* .............        2,600       16,250

Automobile Protection Corp.* .........................        4,800       23,400

General Employment Enterprises, Inc. .................        1,800       21,375

General Physics Corp. ................................        5,100       19,125

Joule, Inc.* .........................................        3,600       18,900

LCS Industries, Inc. .................................        1,600       19,200

RCM Technologies, Inc.* ..............................        2,300       21,850

Sudbury, Inc.* .......................................        2,700       29,025

TRM Copy Centers Corp.* ..............................        3,300       34,650
                                                                      ----------
                                                                         203,775
                                                                      ----------
Miscellaneous Consumer Services 0.5%

ACE Cash Express, Inc.* ..............................        2,500       35,625
                                                                      ----------

Durables 2.4%

Aerospace 1.6%

Aeroflex, Inc.* ......................................        3,800       19,475

Ducommun, Inc.* ......................................        2,800       46,550

ECC International Corp.* .............................        3,900       30,225


    The accompanying notes are an integral part of the financial statements.

                           11 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Engineered Support Systems, Inc. .....................        3,400       29,325
                                                                      ----------
                                                                         125,575
                                                                      ----------
Automobiles 0.2%

Williams Controls, Inc.* .............................        7,300       19,163
                                                                      ----------

Construction/Agricultural Equipment 0.4%

Portec, Inc.* ........................................        3,400       32,725
                                                                      ----------

Leasing Companies 0.2%

Sunrise Resources Inc.* ..............................        4,300       18,275
                                                                      ----------

Manufacturing 7.0%

Chemicals 0.9%

AG Services of America, Inc.* ........................        2,300       26,450

Aceto Corp. ..........................................        3,600       45,450
                                                                      ----------
                                                                          71,900
                                                                      ----------
Electrical Products 1.0%

Bel Fuse, Inc.* ......................................        3,600       36,000

SL Industries, Inc. ..................................        2,900       27,188

Valley Forge Corp. ...................................        1,400       18,463
                                                                      ----------
                                                                          81,651
                                                                      ----------
Industrial Specialty 3.3%

Badger Meter, Inc. ...................................          400       12,525

Dynamic Materials Corp.* .............................        3,000       21,000

Graham Corp. .........................................        2,500       27,188

Insteel Industries, Inc. .............................        4,600       31,050

Met-Pro Corp. ........................................        2,800       37,450

Rotonics Manufacturing, Inc. .........................        9,800       14,088

Sifco Industries, Inc.* ..............................        3,100       30,613

Talley Industries, Inc.* .............................        3,900       30,713

Temtex Industries, Inc.* .............................        4,200       14,700

Tokheim Corp.* .......................................        3,500       33,250

Vitronics Corp.* .....................................        9,200       14,950
                                                                      ----------
                                                                         267,527
                                                                      ----------
Machinery/Components/Controls 0.8%

Chicago Rivet & Machine Co. ..........................          800       26,000

Devlieg-Bullard, Inc.* ...............................        7,000       15,750

Trans-Industries, Inc.* ..............................        3,900       19,500
                                                                      ----------
                                                                          61,250
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

                           12 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Office Equipment/Supplies 0.6%

Dixon Ticonderoga Co.* ...............................        2,800       20,650

TAB Products Co. .....................................        4,300       30,100
                                                                      ----------
                                                                          50,750
                                                                      ----------
Specialty Chemicals 0.4%

Melamine Chemicals, Inc.* ............................        3,700       27,288
                                                                      ----------

Technology 4.0%

Computer Software 0.8%

Concurrent Computer Corp.* ...........................        9,900       14,850

Data Systems & Software, Inc.* .......................        5,400       30,375

Metatec Corp. "A"* ...................................        2,500       22,813
                                                                      ----------
                                                                          68,038
                                                                      ----------
Diverse Electronic Products 0.6%

Impact Systems, Inc.* ................................        4,300        8,600

SBS Technologies, Inc.* ..............................        1,600       22,800

WPI Group, Inc.* .....................................        2,000       18,000
                                                                      ----------
                                                                          49,400
                                                                      ----------
EDP Peripherals 0.6%

Key Tronic Corp.* ....................................        3,500       23,188

Printronix, Inc. .....................................        1,800       24,300
                                                                      ----------
                                                                          47,488
                                                                      ----------
Electronic Components/Distributors 1.7%

Alpha Technologies Group, Inc.* ......................        5,800       29,725

IEC Electronics Corp. (New)* .........................        4,300       32,788

Jaco Electronics, Inc. ...............................        4,200       33,600

Merrimac Industries, Inc. ............................        2,200       23,925

Nu Horizons Electronics Inc.* ........................        2,400       19,800
                                                                      ----------
                                                                         139,838
                                                                      ----------
Semiconductors 0.3%

Diodes, Inc.* ........................................        3,400       20,400
                                                                      ----------

Energy 2.2%

Oil & Gas Production 1.1%

Alamco, Inc.* ........................................          700        7,875

Hallwood Energy Partners, L.P. .......................        3,300       21,450

Key Production Co., Inc.* ............................        2,500       21,875

McFarland Energy, Inc.* ..............................        1,700       17,425


    The accompanying notes are an integral part of the financial statements.

                           13 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Resource America, Inc. "A" ...........................        1,400       19,600
                                                                      ----------
                                                                          88,225
                                                                      ----------
Oilfield Services/Equipment 1.1%

American Oilfield Divers, Inc.* ......................        3,900       37,050

Dawson Geophysical Co.* ..............................        2,900       26,825

Industrial Holdings Inc.* ............................        3,600       29,250
                                                                      ----------
                                                                          93,125
                                                                      ----------
Metals & Minerals 0.2%

Steel & Metals

Friedman Industries, Inc. ............................          900        4,163

NS Group, Inc.* ......................................        5,000       15,000
                                                                      ----------
                                                                          19,163
                                                                      ----------
Construction 4.2%

Building Materials 1.4%

A.P. Green Industries, Inc. ..........................        1,400       33,600

Eljer Industries, Inc.* ..............................        2,400       24,900

Genlyte Group, Inc.* .................................        4,200       34,125

Strober Organization, Inc.* ..........................        4,000       17,500
                                                                      ----------
                                                                         110,125
                                                                      ----------
Building Products 0.8%

Shelter Components Corp. .............................        2,700       34,425

Thermal Industries, Inc. .............................        3,000       25,500
                                                                      ----------
                                                                          59,925
                                                                      ----------
Homebuilding 0.9%

Engle Homes, Inc. ....................................        3,700       28,675

Kit Manufacturing Company* ...........................        1,000       12,500

Starrett Corp. .......................................        3,000       32,250
                                                                      ----------
                                                                          73,425
                                                                      ----------
Miscellaneous 1.1%

ACMAT Corp. "A"* .....................................        2,500       30,625

MYR Group Inc. .......................................        3,000       32,250

Turner Corp.* ........................................        2,700       28,350
                                                                      ----------
                                                                          91,225
                                                                      ----------
Transportation 1.5%

Air Freight 0.7%

Golden Eagle Group, Inc.* ............................        4,600       18,975


    The accompanying notes are an integral part of the financial statements.

                           14 - SCUDDER MICRO CAP FUND

                                                                        Market
                                                            Shares     Value ($)
--------------------------------------------------------------------------------

Hudson General Corp. .................................        1,000       37,500
                                                                      ----------
                                                                          56,475
                                                                      ----------
Airlines 0.4%

Mercury Air Group, Inc. ..............................        3,500       25,813
                                                                      ----------

Railroads 0.2%

Providence & Worcester Railroad Co. ..................        2,500       17,500
                                                                      ----------

Trucking 0.2%

Morgan Group, Inc. "A" ...............................        2,300       17,825
                                                                      ----------

Utilities 1.7%

Electric Utilities 0.7%

Unitil Corp. .........................................          800       17,600

Upper Peninsular Energy Corp. ........................        2,200       41,250
                                                                      ----------
                                                                          58,850
                                                                      ----------
Natural Gas Distribution 0.4%

Valley Resources, Inc. ...............................        2,700       32,231
                                                                      ----------

Water Supply 0.4%

Dominguez Services Corp. .............................          200        4,650

Southwest Water Co. ..................................        2,000       26,500
                                                                      ----------
                                                                          31,150
                                                                      ----------
Miscellaneous 0.2%

Florida Public Utilities Co. .........................          800       16,334
--------------------------------------------------------------------------------
Total Common Stocks (Cost $4,371,642) ................                 4,395,882
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $8,036,636) (a)              8,060,876
--------------------------------------------------------------------------------

  *  Non-income producing security.

(a) The cost for federal income tax purposes was $8,036,636. At August 31, 1996, net unrealized appreciation for all securities based on tax cost was $24,240. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $89,929 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $65,689.


    The accompanying notes are an integral part of the financial statements.

                           15 - SCUDDER MICRO CAP FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of August 31, 1996

Assets
--------------------------------------------------------------------------------
    Investments, at market (identified cost
      $8,036,636) (Note A) ....................................       $8,060,876
    Cash ......................................................          269,441
    Receivable for Fund shares sold ...........................          427,336
    Dividends and interest receivable .........................              977
    Due from the Adviser (Note C) .............................           26,936
    Deferred organization expenses (Note A) ...................           26,309
                                                                      ----------
    Total assets ..............................................        8,811,875

Liabilities
--------------------------------------------------------------------------------
    Payable for investments purchased .........................       $  889,903
    Accrued organization fee (Note C) .........................           26,600
    Other accrued expenses (Note C) ...........................           29,971
                                                                      ----------
    Total liabilities .........................................          946,474
    ----------------------------------------------------------------------------
    Net assets, at market value ...............................       $7,865,401
    ----------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
    Net assets consist of:
    Undistributed net investment income .......................       $    4,890
    Unrealized appreciation on investments ....................           24,240
    Shares of beneficial interest .............................            6,519
    Additional paid-in capital ................................        7,829,752
    ----------------------------------------------------------------------------
    Net assets, at market value ...............................       $7,865,401
    ----------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
    Net Asset Value, offering and redemption
      price (Note A) per share ($7,865,401 /
      651,850 outstanding shares of beneficial
      interest, $.01 par value, unlimited number                      ----------
      of shares authorized) ...................................       $    12.07
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

                           16 - SCUDDER MICRO CAP FUND

                             Statement of Operations
                         for the period August 12, 1996
                 (commencement of operations) to August 31, 1996


 Investment Income
--------------------------------------------------------------------------------
    Income:
    Dividends .....................................................    $  1,035
    Interest ......................................................       7,181
                                                                       --------
                                                                          8,216
    Expenses:
    Management fee (Note C) .......................................    $  1,426
    Services to shareholders (Note C) .............................       9,475
    Custodian and accounting fees (Note C) ........................       4,842
    Trustees' fee (Note C) ........................................       1,087
    Auditing ......................................................      10,000
    State registration ............................................       4,159
    Reports to shareholders .......................................       3,738
    Legal .........................................................       2,250
    Federal registration ..........................................       2,726
    Amortization of organization expense (Note A) .................         291
    Other .........................................................       1,837
                                                                       --------
    Total expenses before reductions ..............................      41,831
    Expense reductions (Note C) ...................................     (38,505)
                                                                       --------
    Expenses, net .................................................       3,326
    ----------------------------------------------------------------------------
    Net investment income .........................................       4,890
    ----------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
--------------------------------------------------------------------------------
    Net unrealized appreciation during the period on investments ..      24,240
    ----------------------------------------------------------------------------
    Net increase in net assets resulting from operations ..........    $ 29,130
    ----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                           17 - SCUDDER MICRO CAP FUND

                       Statement of Changes in Net Assets



                                                                  For the Period
                                                                 August 12, 1996
                                                                (commencement of
                                                                 operations) to
 Increase (Decrease) in Net Assets                               August 31, 1996
--------------------------------------------------------------------------------
    Operations:
    Net investment income ......................................  $     4,890
    Net unrealized appreciation on investment transactions
      during the period ........................................       24,240
                                                                  -----------
    Net increase in net assets resulting from operations .......       29,130
                                                                  -----------
    Fund share transactions:
    Proceeds from shares sold ..................................    7,839,168
    Cost of shares redeemed ....................................       (4,097)
                                                                  -----------
    Net increase in net assets from Fund share transactions ....    7,835,071
                                                                  -----------
    Increase in net assets .....................................    7,864,201
    Net assets at beginning of period ..........................        1,200
    Net assets at end of period (including undistributed          -----------
    net investment income of $4,890) ...........................  $ 7,865,401
                                                                  -----------
Other information
-------------------------------------------------------------------------------
    Increase (decrease) in Fund shares

    Shares outstanding at beginning of period ..................          100
                                                                  -----------
    Shares sold ................................................      652,092
    Shares redeemed ............................................         (342)
                                                                  -----------
    Net increase in Fund shares ................................      651,750
                                                                  -----------
    Shares outstanding at end of period ........................      651,850
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

                           18 - SCUDDER MICRO CAP FUND

                              Financial Highlights

The following table includes select data for a share outstanding throughout each period (a) and other performance information derived from the financial statements.

                                                                  For the Period
                                                                 August 12, 1996
                                                                 (commencement)
                                                                of operations)to
                                                                 August 31, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of period ...........................  $  12.00
                                                                  -------------
Income from investment operations: .............................       .01
Net investment income
Net realized and unrealized gain on investments ................       .06
                                                                  -------------
Net asset value, end of period .................................  $  12.07
--------------------------------------------------------------------------------
TOTAL RETURN (%) (b) ...........................................       .58(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .........................         8
Ratio of operating expenses, net to average daily
  net assets (%) ...............................................      1.75*
Ratio of operating expenses before expense reductions,
  to average daily net assets (%) ..............................     22.06*

Ratio of net investment income to average daily net assets (%) .      2.58*
Portfolio turnover rate (%) ....................................      None
Average commission rate paid ...................................  $  .0323

(a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
(b)  Total return is higher due to maintenance of the Fund's expenses.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized


    The accompanying notes are an integral part of the financial statements.

                           19 - SCUDDER MICRO CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                       A. Significant Accounting Policies

Scudder Micro Cap Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Due to investment considerations, it is presently intended that the Fund will close to new individual investors when total assets of the Fund reach $100 million. It is anticipated that current individual shareholders of the Fund will be able to continue to invest in the Fund after it reaches $100 million in total assets. Further, the Fund will remain open to investment through qualified retirement plans. If the Fund closes at $100 million in total assets as currently expected, the Trustees may determine to reopen the Fund at some point based on market conditions and other factors.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

REDEMPTION FEES. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the lower of cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.


                           20 - SCUDDER MICRO CAP FUND

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the period August 12, 1996 (commencement of operations) to August 31, 1996, purchases and sales of investment securities (excluding short-term investments) aggregated $4,371,642 and $0, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.75% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until August 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.75% of average daily net assets. For the period August 12, 1996 (commencement of operations) to August 31, 1996, the Adviser did not impose any of its management fee amounting to $1,426. Further, due to the limitations of such Agreement, the Adviser's reimbursement payable to the Fund for the period August 12, 1996 (commencement of operations) to August 31, 1996, amounted to $26,936.


                           21 - SCUDDER MICRO CAP FUND

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period August 12, 1996 (commencement of operations) to August 31, 1996, SSC did not impose any of its fee amounting to $6,925.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. There were no fees during the period August 12, 1996 (commencement of operations) to August 31, 1996.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period August 12, 1996 (commencement of operations) to August 31, 1996, SFAC did not impose any of its fee amounting to $2,131.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the period August 12, 1996 (commencement of operations) to August 31, 1996 the Trustees did not impose any of its fee amounting to $1,087.


                           22 - SCUDDER MICRO CAP FUND

                        Report of Independent Accountants

To the Trustees of Scudder Securities Trust and the Shareholders of Scudder Micro Cap Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Micro Cap Fund, including the investment portfolio, as of August 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Micro Cap Fund as of August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.


Boston, Massachusetts                            COOPERS & LYBRAND L.L.P.
October 7, 1996


                           23 - SCUDDER MICRO CAP FUND




                                   This Page
                                 intentionally
                                   left blank

                              24-Scudder Micro Cap Fund

                             Officers and Trustees

Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and Consultant

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; President, Exeter Capital Management Corporation

Dudley H. Ladd*
Trustee

Dr. Wilson Nolen
Trustee; Consultant

Juris Padegs*
Trustee

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of Accounting, Columbia University
Graduate School of Business

Robert W. Lear
Honorary Trustee; Executive-in-Residence, Visiting Professor,
Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman of the Board and Director, Kirby Corporation

Edmund R. Swanberg*
Honorary Trustee

Peter Chin*
Vice President

James M. Eysenbach*
Vice President

Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President

Roy C. McKay*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Kathryn L. Quirk*
Vice President and Assistant Secretary

Richard W. Desmond*
Assistant Secretary

Coleen Downs Dinneen*
Assistant Secretary

                        *Scudder, Stevens & Clark, Inc.


                              25-Scudder Micro Cap Fund

The Scudder Family of Funds
--------------------------------------------------------------------------------
Money Market
Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund

Tax Free Money Market+
Scudder Tax Free Money Fund
Scudder California Tax Free Money Fund*
Scudder New York Tax Free Money Fund*

Tax Free+
Scudder California Tax Free Fund*
Scudder High Yield Tax Free Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund*
Scudder Massachusetts Tax Free Fund*
Scudder Medium Term Tax Free Fund
Scudder New York Tax Free Fund*
Scudder Ohio Tax Free Fund*
Scudder Pennsylvania Tax Free Fund*

Growth and Income
Scudder Balanced Fund
Scudder Growth and Income Fund

Income
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Fund
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund

Growth
Scudder Capital Growth Fund
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Small Company Value Fun
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Retirement Plans and Tax-Advantaged Investments
--------------------------------------------------------------------------------
IRAs
Keogh Plans
Scudder Horizon Plan*+++ (a variable annuity)
401(k) Plans
403(b) Plans
SEP-IRAs
Profit Sharing and Money Purchase
  Pension Plans

Closed-End Funds#
--------------------------------------------------------------------------------
The Argentina Fund, Inc.
The Brazil Fund, Inc.
The First Iberian Fund, Inc.
The Korea Fund, Inc.
The Latin America Dollar Income Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder World Income  Opportunities
  Fund, Inc.

Institutional Cash Management
--------------------------------------------------------------------------------
Scudder Institutional Fund, Inc.
Scudder Fund, Inc.
Scudder Treasurers Trust(TM)++



For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

                              26-Scudder Micro Cap Fund

                             HOW TO CONTACT SCUDDER

Account Service and Information
--------------------------------------------------------------------------------
                For existing account service and transactions
                  Scudder Investor Relations
                  1-800-225-5163

                For personalized information about your Scudder accounts; exchanges and redemptions; or information on any Scudder fund
                  Scudder Automated Information Line (SAIL)
                  1-800-343-2890

Investment Information
--------------------------------------------------------------------------------
                To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                  Scudder Investor Relations
                  1-800-225-2470


                For establishing 401(k) and 403(b) plans
                  Scudder Defined Contribution Services
                  1-800-323-6105

Please address all correspondence to
--------------------------------------------------------------------------------
                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Visit the Scudder World Wide Web Site at:
--------------------------------------------------------------------------------
                  http://funds.scudder.com

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------
                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton             New York
                   Boston                 Portland, OR
                   Chicago                San Diego
                   Cincinnati             San Francisco
                   Los Angeles            Scottsdale


                For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds*, funds designed to meet the broad investment management and service needs of banks and other institutions, call:
                1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor. * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                              27-Scudder Micro Cap Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Development Fund:

                                    Financial highlights for the ten fiscal years ended June 30, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)

                           For Scudder Small Company Value Fund:

                                    Financial highlights for the period October 6, 1995 (commencement of operations)
                                    to August 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)

                           For Scudder Micro Cap Fund:

                                    Financial highlights for the period August 12, 1996 (commencement of operations)
                                    to August 31, 1996.

                           For Scudder 21st Century Growth Fund:

                                    Financial highlights to be filed by amendment.

                           Included in Part B of this Registration Statement:

                           For Scudder Development Fund:

                                    Investment Portfolio as of June 30, 1996
                                    Statement of Assets and Liabilities as of June 30, 1996
                                    Statement of Operations for the fiscal year ended June 30, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended June 30, 1996
                                    Financial Highlights for the ten fiscal years ended June 30, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)


                           For Scudder Small Company Value Fund:

                                    Investment Portfolio as of August 31, 1996
                                    Statement of Assets and Liabilities as of August 31, 1996
                                    Statement of Operations for the period October 6, 1995 (commencement of operations) to August 31, 1996
                                    Statement of Changes in Net Assets for the period October 6, 1995 (commencement of operations) to August 31, 1996

                                Part C - Page 1

                                    Financial Highlights for the period October 6, 1995 (commencement of operations)
                                    to August 31, 1996
                                    Notes to Financial Statements
                                    (Incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                    Statement.)


                           For Scudder Micro Cap Fund:

                                    Investment Portfolio as of August 31, 1996
                                    Statement of Assets and Liabilities as of August 31, 1996
                                    Statement of Operations for the period August 12, 1996 (commencement of operations) to August 31, 1996
                                    Statement of Changes in Net Assets for the period August 12, 1996 (commencement of operations)
                                    to August 31, 1996
                                    Financial Highlights for the period August 12, 1996 (commencement of operations)
                                    to August 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For Scudder 21st Century Growth Fund:

                                    Statement of Assets and Liabilities as of September 5, 1996 and related notes.
                                    (Incorporated by reference to Post-Effective Amendment No. 41 to the Registration
                                    Statement.)

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated December 21,
                                              1987.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              December 13, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(3)  Amendment to Amended and Restated Declaration of Trust to
                                              change the name of the Trust dated July 21, 1995 is filed herein.
                                              (Incorporated by reference to Exhibit 1 (a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)


                                Part C - Page 2

                                      (a)(4)  Amendment to Amended and Restated Declaration of Trust to add
                                              new series dated July 21, 1995.
                                              (Incorporated by reference to Exhibit 1(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(5)  Establishment and Designation of Series dated June 6, 1996.
                                              (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                             2.       (a)     Amendment to the By-Laws Article IV: Notice of Meetings dated
                                              December 12, 1991.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)     By-Laws as of October 16, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (c)     Amendment to the By-Laws of Registrant as amended through
                                              December 9, 1985.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest ($.01 par value) for Scudder Development Fund.
                                              (Incorporated by reference to Exhibit 4 to Post-Effective
                                              Amendment No. 28 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens &
                                              Clark, Inc. dated June 9, 1992.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens &
                                              Clark, Inc. dated December 14, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (c)     Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder,
                                              Stevens & Clark, Inc. dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 5(c) to Post-Effective
                                              Amendment No. 36 to the Registration Statement.)


                                Part C - Page 3

                                      (d)     Investment Management Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder, Stevens & Clark,
                                              Inc. dated August 12, 1996.
                                              (Incorporated by reference to Exhibit 5(d) to Post-Effective
                                              Amendment No. 40 to the Registration Statement.)

                                      (e)     Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder, Stevens
                                              & Clark, Inc. dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 5(e) to Post-Effective
                                              Amendment No. 41 to the Registration Statement).

                             6.       (a)     Underwriting Agreement between the Registrant, on behalf of
                                              Scudder Development Fund, and Scudder Investor Services, Inc.,
                                              formerly Scudder Fund Distributors, Inc., dated December 31, 1985.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective
                                              Amendment No. 25 to the Registration Statement.)

                                      (b)     Underwriting Agreement between the Registrant and Scudder
                                              Investor Services, Inc., dated September 30, 1995.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Development Fund, and Brown Brothers Harriman & Co. dated
                                              April 1, 1980.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(3)  Custodian Contract between the Registrant and State Street Bank and Trust Company dated September 6, 1995.
                                              (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Fee schedule for Exhibit 8(a)(3).
                                              (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (b)(1)  Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and The Bank of New York, London office, dated January 30, 1979.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 8(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated October 2, 1989.

                                Part C - Page 4

                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (a)(3)  Service Agreement between Copeland Associates, Inc., on behalf of
                                              Scudder Development Fund, and Scudder Service Corporation dated
                                              June 8, 1995.
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (a)(4)  Revised fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (b)(1)  COMPASS Service Agreement between the Registrant and Scudder
                                              Trust Company dated January 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)(3)  COMPASS Service Agreement between the Registrant and Scudder
                                              Trust Company.
                                              (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (d)     Shareholder Services Agreement between the Registrant and
                                              Charles Schwab & Co., Inc. dated June 1, 1990.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund
                                              Accounting Corporation dated March 21, 1995.
                                              (Incorporated by reference to Exhibit 9(e) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Fund
                                              Accounting Corporation dated October 6, 1995.
                                              (Incorporated by reference to Exhibit 9(f) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (g)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting
                                              Corporation dated August 12, 1996.
                                              (Incorporated by reference to Exhibit 9(g) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)


                                Part C - Page 5

                                      (h)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Fund
                                              Accounting Corporation dated September 9, 1996.
                                              (Incorporated by reference to Exhibit 9(h) to Post-Effective
                                              Amendment No. 41 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed
                                              Individuals.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Data.
                                              (Incorporated by Reference to Post-Effective Amendment No. 43 to
                                              the Registration Statement.)

                             17.              Financial Data Schedule is filed herein.

                             18.              Inapplicable.

Power of Attorney is incorporated by reference to the Signature Page of Post-Effective Amendment No. 30, Post-
Effective Amendment No. 37, Post-Effective Amendment No. 40 and Post-Effective Amendment No. 44.

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None


                                Part C - Page 6

Item 26.          Number of Holders of Securities (as of January 22, 1997).
--------          ---------------------------------------------------------

                                (1)                            (2)
                          Title of Class           Number of Record Shareholders
                          --------------           -----------------------------

                  Shares of beneficial interest
                     ($.01 par value)

                    Scudder Development Fund                 52,705
                    Scudder Micro Cap Fund                    6,023
                    Scudder Small Company Value Fund          7,478
                    Scudder 21st Century Growth Fund          1,623

Item 27.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which

                                Part C - Page 7
                  he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to
                  a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                Part C - page 8

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation^oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

                                 Part C - Page 9

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

                                Part C - Page 10

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

        Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company)
                                 Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA

                                Part C - Page 11

                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)^o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund
                                 (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*

                                Part C - Page 12

                           Director, SFA, Inc. (advertising agency)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o


         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust

                                Part C - Page 13

                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

                                Part C - Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Dudley H. Ladd                    Director and Senior Vice President      Trustee
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Assistant Vice President
         345 Park Avenue                                                           and Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Clerk                                   and Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

                                Part C - Page 15

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.






                                Part C - Page 16

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 7th day of February, 1997.


                                         SCUDDER SECURITIES TRUST

                                         By  /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough, Vice President
                                             and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Daniel Pierce
---------------------------------------
Daniel Pierce*                               President (Principal Executive               February 7, 1997
                                             Officer) and Trustee


/s/Paul Bancroft III
---------------------------------------
Paul Bancroft III*                           Trustee                                      February 7, 1997


/s/Thomas J. Devine
---------------------------------------
Thomas J. Devine*                            Trustee                                      February 7, 1997


/s/Keith R. Fox
---------------------------------------
Keith R. Fox*                                Trustee                                      February 7, 1997


/s/Dudley H. Ladd
---------------------------------------
Dudley H. Ladd*                              Trustee                                      February 7, 1997


/s/Wilson Nolen
---------------------------------------
Wilson Nolen*                                Trustee                                      February 7, 1997


/s/Gordon Shillinglaw
---------------------------------------
Gordon Shillinglaw*                          Trustee                                      February 7, 1997


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Pamela A. McGrath
---------------------------------------
Pamela A. McGrath                            Vice President and Treasurer                 February ___, 1997
                                             (Principal Financial and Accounting
                                             Officer)



*By:  /s/Thomas F. McDonough
      ----------------------
      Thomas F. McDonough
      Attorney-in-fact pursuant to power of
      attorneys contained in the signature
      pages of Post-Effective Amendment No.
      30 filed August 26, 1991,
      Post-Effective Amendment No. 37 filed
      April 4, 1996 and Post-Effective
      Amendment No. 40 filed August 12,
      1996.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 10th day of February, 1997.

                                                  SCUDDER SECURITIES TRUST


                                                  By  /s/Thomas F. McDonough
                                                      ----------------------
                                                      Thomas F. McDonough,
                                                      Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                             TITLE                DATE
---------                             -----                ----


/s/Kathryn L. Quirk
-------------------------
Kathryn L. Quirk                      Trustee              February 10, 1997

                                                              File No. 2-36238
                                                              File No. 811-2021



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 44

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX


                                   Exhibit 11